Schedule I Condensed Parent Company Balance Sheets (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011	Sep. 02, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Assets
Cash and equivalents	$ 2,880	$ 2,459	$ 2,160	$ 2,913
Short-term investments	221	100
Receivables	2,329	1,289
Finished goods	796	512
Work in process	1,719	1,148
Raw materials and supplies	134	152
Other current assets	276	98
Total current assets	8,911	5,758
Long-term marketable investments	499	374
Property, plant and equipment, net	7,626	7,103	7,555
Equity method investments	396	389
Other noncurrent assets	439	286
Total assets	19,118	14,328
Liabilities and equity
Accounts payable and accrued expenses	2,115	1,641
Current portion of long-term debt	1,585	224
Total current liabilities	4,125	2,243
Long-term debt	4,452	3,038
Other noncurrent liabilities	535	630
Total liabilities	9,112	5,911
Commitments and contingencies
Micron shareholders' equity:
Common stock, $0.10 par value, 3,000 shares authorized, 1,044.4 shares issued and outstanding (1,017.7 as of August 30, 2012)	104	102
Additional capital	9,187	8,920
Accumulated deficit	(212)	(1,402)
Accumulated other comprehensive income	63	80
Total Micron shareholders' equity	9,142	7,700
Total liabilities and equity	19,118	14,328
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Assets
Cash and equivalents	1,202	2,012	1,082	1,793
Short-term investments	221	100
Receivables	159	210
Notes and accounts receivable from subsidiaries	826	1,278
Finished goods	88	96
Work in process	332	333
Raw materials and supplies	43	65
Other current assets	30	31
Total current assets	2,901	4,125
Investment In subsidiaries	7,465	4,722
Long-term marketable investments	499	374
Noncurrent notes receivable from and prepaid expenses to subsidiaries	573	738
Property, plant and equipment, net	1,613	1,876
Equity method investments	12	20
Other noncurrent assets	472	444
Total assets	13,535	12,299
Liabilities and equity
Accounts payable and accrued expenses	650	721
Short-term debt payable to subsidiaries	416	557
Current portion of long-term debt	646	154
Other current liabilities	44	83
Total current liabilities	1,756	1,515
Long-term debt	2,438	2,781
Other noncurrent liabilities	199	303
Total liabilities	4,393	4,599
Commitments and contingencies
Micron shareholders' equity:
Common stock, $0.10 par value, 3,000 shares authorized, 1,044.4 shares issued and outstanding (1,017.7 as of August 30, 2012)	104	102
Shareholders' Equity, Other	9,038	7,598
Total Micron shareholders' equity	9,142	7,700
Total liabilities and equity	$ 13,535	$ 12,299